Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Altice USA, Inc.
Entity Central Index Key	0001702780
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2017